Accounting policies - Exposure to foreign currency risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sensitivity of consolidated profit and consolidated equity
Appreciation variation (as a percent)	1.00%	1.00%	1.00%
Depreciation variation (as a percent)	1.00%	1.00%	1.00%
U.S. dollar
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	€ (157.9)	€ (187.1)	€ (167.2)
1 % appreciation of euro, Effect on consolidated profit	(1.4)	(4.5)	(8.7)
1 % depreciation of euro, Effect on consolidated equity	161.1	190.8	170.5
1 % depreciation of euro, Effect on consolidated profit	1.5	4.5	8.8
Chilean peso
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(29.0)	(27.9)	(23.7)
1 % appreciation of euro, Effect on consolidated profit	(1.8)	(4.2)	(5.0)
1 % depreciation of euro, Effect on consolidated equity	29.6	28.4	24.1
1 % depreciation of euro, Effect on consolidated profit	1.8	4.3	5.1
Pound sterling
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(176.6)	(184.9)	(194.2)
1 % appreciation of euro, Effect on consolidated profit	(3.1)	(10.0)	(13.0)
1 % depreciation of euro, Effect on consolidated equity	180.2	188.7	198.2
1 % depreciation of euro, Effect on consolidated profit	3.2	10.2	13.2
Mexican peso
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(16.0)	(16.2)	(19.7)
1 % appreciation of euro, Effect on consolidated profit	(1.2)	(5.4)	(5.9)
1 % depreciation of euro, Effect on consolidated equity	16.3	16.5	20.1
1 % depreciation of euro, Effect on consolidated profit	1.2	5.5	6.0
Brazilian real
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(93.1)	(122.3)	(93.1)
1 % appreciation of euro, Effect on consolidated profit	(6.5)	(6.3)	(13.6)
1 % depreciation of euro, Effect on consolidated equity	95.0	124.7	94.9
1 % depreciation of euro, Effect on consolidated profit	6.6	6.5	13.8
Polish zloty
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, Effect on consolidated equity	(34.5)	(31.5)	(32.8)
1 % appreciation of euro, Effect on consolidated profit	(1.5)	(3.3)	(3.9)
1 % depreciation of euro, Effect on consolidated equity	35.2	32.1	33.4
1 % depreciation of euro, Effect on consolidated profit	€ 1.5	€ 3.3	€ 4.0